Description of Business	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Description of Business

1. Description of Business

Gravity Co., Ltd. (“Gravity”) was incorporated on April 4, 2000 to engage in developing and distributing online games and other related businesses principally in the Republic of Korea and other countries in Asia, North and South America, and Europe. Gravity’s principal product, Ragnarok Online, a multiplayer online role playing game, was commercially launched in August 2002. On February 8, 2005, Gravity listed its common shares on NASDAQ in the United States by means of American Depositary Shares (“ADSs”).

Gravity has four subsidiaries. NeoCyon, Inc. and Gravity Games Corporation operate in the Republic of Korea, Gravity Interactive, Inc., operates in the United States and Gravity Entertainment Corporation operates in Japan.

On April 1, 2008, GungHo Online Entertainment, Inc. became a majority shareholder by acquiring 52.39% of the voting shares from Heartis Inc., the former majority shareholder, and also acquired additional 6.92% voting shares on June 23 and June 24, 2008. As of December 31, 2016, GungHo Online Entertainment, Inc. has majority ownership and voting rights (59.31%) over the Company.